Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (4,553,777)	$ (1,400,098)
Change in balance sheet accounts
Prepaid expenses	(100,000)	666
Accrued interest	100,500	68,000
Derivative liability	2,234,073	(1,179,556)
Net cash (used in) operating activities	(518,493)	(501,905)
Cash flows from investing activities
Net cash provided by investing activities	470,855	535,810
Net Increase (Decrease) In Cash	(47,638)	33,905
Cash At The Beginning Of The Period	52,096	18,191
Cash At The End Of The Period	4,458	52,096
Stage It Corp [Member]
Cash flows from operating activities
Net loss	(1,629,508)	(2,456,023)
Depreciation	4,468
Change in balance sheet accounts
Prepaid expenses	1,288	(1,288)
Other assets	(9,079)	(21,834)
Accounts payable	203,292	13,795
Accrued liabilities	1,085,947	98,529
Accrued interest	297,562	257,289
Derivative liability	305,956	2,099,025
Net cash (used in) operating activities	259,926	(10,506)
Cash flows from investing activities
Purchase of fixed assets	(67,380)
Net cash provided by investing activities	(67,380)
Net Increase (Decrease) In Cash	192,546	(10,506)
Cash At The Beginning Of The Period	88,457	98,963
Cash At The End Of The Period	281,003	88,457
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes